Taxes on Income - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset
Intangible assets	$ 487	$ 388
Investment accounted for using the equity method	511	262
Operating lease right of use asset	72	28
Operating loss carryforward	2,719	1,578
Total deferred tax assets	3,789	2,256
Valuation allowance	(3,717)	(2,060)
Total deferred tax assets after valuation allowance	72	196
Fixed asset	33
Operating lease liability	72	28
Total deferred tax liability	105	28
Net deferred tax (liability) assets	$ (33)	$ 168